37. Pension plan and other post-employment benefits (Details 6)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Nominal discount rate for the actuarial obligation:	PBS South: 6.76% / 3.15%; PBS Nordeste: 6.86% / 3.25%; CA: 6.86% / 3.25%; PBS-A: 6.60% / 3.00%; AES: 7.43% / 3.80%; PAMEC: 6.81% / 3.20%; FIBER: 7.43% / 3.80%
Salary growth rate - nominal:	PBS: 3.50%/ 0.00% CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/ (length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	PAMEC and FIBER: 6.60% / 3.00%
Determination method	Projected Unit Credit Method